Payables and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other current payables [abstract]
Disclosure of breakdown of trade and other payables	Trade payables and other current liabilities break down as follows:

(amounts in thousands of euros)
TRADE PAYABLES AND OTHER CURRENT LIABILITIES	AS OF DECEMBER 31, 2024		AS OF JUNE 30, 2025
Trade payables	30,748		36,114
Accrued invoices	13,049		21,376
Other	26		7
Trade payables and other current liabilities	43,824	—	57,497

Disclosure of tax and employee-related payables	Tax and employee-related payables are presented below:

(amounts in thousands of euros)
TAX AND EMPLOYEE-RELATED PAYABLES	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
Employee-related payables	2,742	2,184
Social security and other	1,783	881
Other tax and related payments	184	163
Tax and employee-related payables	4,709	3,228